Net (Loss) / Income Per Share - Schedule of Calculation of Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net (loss)/income attributable to Sunlands Technology Group used in basic and diluted net loss per share:
Net (loss)/income attributable to ordinary shareholders		¥ 643,959	$ 93,368	¥ 219,056	¥ (430,542)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net (loss)/income per share	[1]	6,840,079	6,840,079	6,727,552	6,754,134
Weighted average ordinary shares outstanding used in computing diluted net (loss)/income per share	[1]	6,840,079	6,840,079	6,727,552	6,754,134
Net (loss)/income per share
Basic | (per share)		¥ 94.14	$ 13.65	¥ 32.56	¥ (63.74)
Diluted | (per share)		¥ 94.14	$ 13.65	¥ 32.56	¥ (63.74)

[1]	Effective August 31, 2021, the ratio of American Depositary Shares (“ADSs”) to Class A ordinary shares changed from each 25 ADSs representing one Class A ordinary share to each 2 ADSs representing one Class A ordinary share.